Quarterly Holdings Report
for
Fidelity® SAI Sustainable Sector Fund
August 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SES-NPRT1-1026
1.9905637.104
Common Stocks - 99.1%
	Shares	Value ($)
BELGIUM - 0.5%
Health Care - 0.5%
Biotechnology - 0.3%
Argenx SE ADR (a)	2,589	2,670,968
Pharmaceuticals - 0.2%
UCB SA	6,607	1,652,290
TOTAL BELGIUM		4,323,258
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp (United States)	5,892	888,690
CANADA - 1.2%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Imperial Oil Ltd	27,889	3,665,141
Sintana Energy Inc (a)	304,328	85,636
Suncor Energy Inc	11,511	770,169
TOTAL ENERGY		4,520,946
Health Care - 0.2%
Biotechnology - 0.2%
Xenon Pharmaceuticals Inc (a)	25,544	1,538,260
Information Technology - 0.4%
IT Services - 0.4%
Shopify Inc Class A (United States) (a)	23,363	3,443,005
Materials - 0.1%
Chemicals - 0.0%
Nutrien Ltd (United States)	3,925	296,455
Metals & Mining - 0.1%
Metalla Royalty & Streaming Ltd (a)	18,833	196,240
Teck Resources Ltd Class B (United States)	13,092	891,827
		1,088,067
TOTAL MATERIALS		1,384,522
TOTAL CANADA		10,886,733
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Orange SA	41,241	737,953
NETHERLANDS - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV depository receipt	841	1,426,344
NXP Semiconductors NV	7,133	1,602,358

TOTAL NETHERLANDS		3,028,702
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	5,811	145,433
TAIWAN - 1.7%
Information Technology - 1.7%
Electronic Equipment, Instruments & Components - 0.2%
Elite Material Co Ltd	4,872	842,167
Unimicron Technology Corp	30,402	957,271
		1,799,438
Semiconductors & Semiconductor Equipment - 1.5%
MediaTek Inc	23,951	2,964,995
Taiwan Semiconductor Manufacturing Co Ltd ADR	25,090	10,420,379
		13,385,374
TOTAL TAIWAN		15,184,812
UNITED STATES - 95.2%
Communication Services - 8.0%
Diversified Telecommunication Services - 0.4%
AT&T Inc	136,482	3,533,519
Entertainment - 0.7%
Spotify Technology SA (a)	4,999	2,717,556
Warner Bros Discovery Inc (a)	131,216	3,743,593
		6,461,149
Interactive Media & Services - 6.7%
Alphabet Inc Class A	177,395	60,198,993
Media - 0.2%
Fox Corp Class A	33,590	2,262,287
TOTAL COMMUNICATION SERVICES		72,455,948
Consumer Discretionary - 9.6%
Automobiles - 1.6%
General Motors Co	15,953	1,377,062
Tesla Inc (a)	36,590	13,463,291
		14,840,353
Broadline Retail - 4.3%
Amazon.com Inc (a)	146,995	38,184,891
Distributors - 0.1%
Genuine Parts Co	5,102	692,188
LKQ Corp	25,945	651,220
		1,343,408
Hotels, Restaurants & Leisure - 1.8%
Booking Holdings Inc	18,549	3,692,920
Carnival Corp Ltd	52,174	1,246,437
Cava Group Inc (a)	5,290	347,818
Chipotle Mexican Grill Inc (a)	55,067	2,094,198
Churchill Downs Inc	12,278	1,074,079
Expedia Group Inc Class A	2,785	883,179
Marriott International Inc/MD Class A1	7,367	2,517,746
Starbucks Corp	15,134	1,607,988
Wyndham Hotels & Resorts Inc	14,053	1,035,144
Yum! Brands Inc	10,604	1,625,699
		16,125,208
Household Durables - 0.2%
PulteGroup Inc	11,056	1,396,594
Somnigroup International Inc	8,705	563,649
		1,960,243
Specialty Retail - 1.4%
Bath & Body Works Inc	26,212	504,581
Home Depot Inc/The	9,285	3,043,902
Lithia Motors Inc	2,935	1,078,084
Lowe's Cos Inc	22,787	4,664,499
Ross Stores Inc	14,188	3,242,526
Valvoline Inc (a)	8,611	276,068
		12,809,660
Textiles, Apparel & Luxury Goods - 0.2%
NIKE Inc Class B	32,427	1,266,599
PVH Corp	8,143	603,885
		1,870,484
TOTAL CONSUMER DISCRETIONARY		87,134,247
Consumer Staples - 4.3%
Beverages - 1.6%
Coca-Cola Co/The	104,256	9,244,380
Constellation Brands Inc Class A	11,161	1,457,849
Keurig Dr Pepper Inc	65,282	2,079,885
PepsiCo Inc	13,596	1,908,063
		14,690,177
Consumer Staples Distribution & Retail - 2.1%
BJ's Wholesale Club Holdings Inc (a)	11,528	1,045,013
Costco Wholesale Corp	6,154	5,808,699
Dollar Tree Inc (a)	10,227	1,294,636
Target Corp	14,238	2,290,609
Walmart Inc	75,627	7,931,004
		18,369,961
Household Products - 0.6%
Procter & Gamble Co/The	39,948	5,797,253
TOTAL CONSUMER STAPLES		38,857,391
Energy - 3.1%
Energy Equipment & Services - 0.1%
SLB Ltd	19,075	1,146,407
Oil, Gas & Consumable Fuels - 3.0%
ConocoPhillips	34,378	4,554,741
Expand Energy Corp	5,504	540,273
ExxonMobil Holdings Corp	82,706	13,311,531
Phillips 66	8,067	1,989,161
Shell PLC ADR	28,897	2,642,631
Sunoco LP	13,578	1,032,471
Valero Energy Corp	8,594	3,084,558
		27,155,366
TOTAL ENERGY		28,301,773
Financials - 11.7%
Banks - 4.2%
Bank of America Corp	176,970	10,961,522
BOK Financial Corp	3,540	481,723
Citigroup Inc	31,426	4,136,290
Huntington Bancshares Inc/OH	80,677	1,346,096
JPMorgan Chase & Co	12,853	4,575,925
KeyCorp	47,807	1,033,109
Truist Financial Corp	44,315	2,197,138
UMB Financial Corp	4,357	617,082
US Bancorp	53,852	3,316,206
Wells Fargo & Co	107,012	9,244,767
		37,909,858
Capital Markets - 2.8%
Blackrock Inc	4,833	5,585,064
Blue Owl Capital Inc Class A	166,016	2,032,036
Carlyle Group Inc/The	50,575	2,447,324
Evercore Inc Class A	6,043	1,730,896
Intercontinental Exchange Inc	24,203	3,889,422
Moody's Corp	5,242	2,645,323
Nasdaq Inc	28,007	2,761,770
State Street Corp	16,943	3,242,551
StepStone Group Inc Class A	25,441	1,329,547
		25,663,933
Consumer Finance - 0.6%
Capital One Financial Corp	22,804	4,891,686
SLM Corp	11,208	291,071
		5,182,757
Financial Services - 2.5%
Corebridge Financial Inc	77,793	2,531,384
Global Payments Inc	18,377	1,673,226
Mastercard Inc Class A	31,321	18,457,779
		22,662,389
Insurance - 1.6%
Arthur J Gallagher & Co	18,175	4,764,576
Chubb Ltd	16,604	5,622,115
Hartford Insurance Group Inc/The	20,941	2,876,875
Unum Group	16,643	1,551,460
		14,815,026
TOTAL FINANCIALS		106,233,963
Health Care - 9.1%
Biotechnology - 2.8%
AbbVie Inc	18,452	4,731,462
Alnylam Pharmaceuticals Inc (a)	7,048	1,696,383
Biogen Inc (a)	3,745	811,354
Caris Life Sciences Inc (a)	56,536	1,441,103
Cogent Biosciences Inc (a)	22,894	801,290
CytomX Therapeutics Inc (a)	1,412	4,744
Disc Medicine Inc (a)	11,693	919,654
Gilead Sciences Inc	16,435	2,405,098
Insmed Inc (a)	8,512	1,036,932
Kiniksa Pharmaceuticals International Plc Class A (a)	11,416	897,640
Kymera Therapeutics Inc (a)	6,050	718,801
Mineralys Therapeutics Inc (a)	20,864	535,579
Moderna Inc (a)	17,527	2,459,739
Natera Inc (a)	4,742	1,526,734
Olema Pharmaceuticals Inc (a)	47,214	492,442
Oruka Therapeutics Inc (a)	5,043	467,083
Relay Therapeutics Inc (a)	40,233	739,483
Revolution Medicines Inc (a)	5,263	1,081,915
Vaxcyte Inc (a)	26,095	1,585,010
Veracyte Inc (a)	19,022	821,560
Viridian Therapeutics Inc (a)	22,145	512,878
		25,686,884
Health Care Equipment & Supplies - 0.6%
Boston Scientific Corp (a)	46,655	2,253,437
Edwards Lifesciences Corp (a)	19,097	1,733,053
Intuitive Surgical Inc (a)	3,285	1,237,985
Kestra Medical Technologies Ltd (a)	11,643	299,806
		5,524,281
Health Care Providers & Services - 1.1%
BrightSpring Health Services Inc (a)	19,055	1,112,812
Cencora Inc	6,086	1,969,430
CVS Health Corp	15,761	1,480,116
Guardant Health Inc (a)	5,532	879,699
Privia Health Group Inc (a)	38,326	785,299
UnitedHealth Group Inc	9,320	3,629,301
		9,856,657
Life Sciences Tools & Services - 2.8%
10X Genomics Inc Class A (a)	30,491	1,904,163
Agilent Technologies Inc	13,696	2,103,158
Bruker Corp	10,136	587,989
Danaher Corp	34,357	7,337,282
Illumina Inc (a)	4,501	961,549
Repligen Corp (a)	7,738	1,400,423
Thermo Fisher Scientific Inc	11,191	6,905,966
Waters Corp (a)	4,056	1,681,739
West Pharmaceutical Services Inc	6,612	2,255,419
		25,137,688
Pharmaceuticals - 1.8%
Braveheart Bio Inc	15,486	394,893
Eli Lilly & Co	7,188	8,314,576
Jazz Pharmaceuticals PLC (a)	3,434	860,835
Merck & Co Inc	23,198	3,427,736
Royalty Pharma PLC Class A	28,509	1,750,738
Structure Therapeutics Inc ADR (a)	7,585	348,227
Viatris Inc	88,929	1,468,218
		16,565,223
TOTAL HEALTH CARE		82,770,733
Industrials - 8.2%
Aerospace & Defense - 2.2%
GE Aerospace	23,809	7,992,919
Howmet Aerospace Inc	16,930	4,147,004
Lockheed Martin Corp	5,700	3,199,011
Northrop Grumman Corp	4,406	2,377,918
RTX Corp	10,034	2,084,363
		19,801,215
Air Freight & Logistics - 0.1%
CH Robinson Worldwide Inc	2,916	436,408
FedEx Corp	3,364	1,101,374
		1,537,782
Building Products - 0.6%
Trane Technologies PLC	11,832	5,258,141
Commercial Services & Supplies - 0.7%
Cintas Corp	12,189	2,459,618
Republic Services Inc	13,283	2,934,481
Waste Connections Inc (United States)	8,103	1,339,588
		6,733,687
Construction & Engineering - 0.3%
MasTec Inc (a)	1,220	292,531
Quanta Services Inc	3,731	2,265,053
		2,557,584
Electrical Equipment - 1.2%
AMETEK Inc	11,895	2,797,347
Eaton Corp PLC	6,885	2,766,944
GE Vernova Inc	5,792	5,204,286
Nextpower Inc (a)	3,178	260,691
		11,029,268
Ground Transportation - 0.5%
CSX Corp	32,735	1,653,445
Uber Technologies Inc (a)	32,563	2,463,391
		4,116,836
Machinery - 2.1%
Caterpillar Inc	6,729	5,366,176
Dover Corp	7,152	1,389,133
Ingersoll Rand Inc	21,072	1,623,598
PACCAR Inc	21,734	2,697,841
Parker-Hannifin Corp	5,961	5,838,442
Westinghouse Air Brake Technologies Corp	7,640	2,184,505
		19,099,695
Professional Services - 0.3%
TransUnion	27,952	2,373,404
Trading Companies & Distributors - 0.2%
Fastenal Co	22,104	1,089,948
United Rentals Inc	1,000	1,038,000
		2,127,948
TOTAL INDUSTRIALS		74,635,560
Information Technology - 35.7%
Communications Equipment - 1.8%
Arista Networks Inc (a)	43,698	8,551,262
Cisco Systems Inc	51,679	5,710,013
Lumentum Holdings Inc (a)	868	794,011
Motorola Solutions Inc	2,546	1,235,574
		16,290,860
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp Class A	23,384	3,707,533
Coherent Corp (a)	3,484	967,960
Corning Inc	14,092	2,095,903
Keysight Technologies Inc (a)	754	243,315
		7,014,711
Semiconductors & Semiconductor Equipment - 17.0%
Advanced Micro Devices Inc (a)	23,815	11,210,197
Applied Materials Inc	6,912	3,168,392
Axcelis Technologies Inc (a)	1,265	145,892
Broadcom Inc	58,550	21,683,407
Intel Corp (a)	72,543	6,493,324
KLA Corp	16,480	2,891,416
Lam Research Corp	19,670	5,930,308
Marvell Technology Inc	14,114	2,987,369
Micron Technology Inc	16,641	15,954,226
Monolithic Power Systems Inc	610	773,340
NVIDIA Corp	369,944	81,676,236
Rambus Inc (a)	9,574	829,970
Teradyne Inc	2,367	828,048
		154,572,125
Software - 8.6%
Cadence Design Systems Inc (a)	8,476	2,871,499
Crowdstrike Holdings Inc Class A (a)	24,068	5,559,708
Datadog Inc Class A (a)	30,120	7,139,645
Microsoft Corp	91,748	46,542,843
Oracle Corp	6,924	1,032,507
Palantir Technologies Inc Class A (a)	29,783	5,550,956
Palo Alto Networks Inc (a)	16,738	6,396,092
Synopsys Inc (a)	6,663	2,928,988
		78,022,238
Technology Hardware, Storage & Peripherals - 7.5%
Apple Inc	200,701	63,592,112
Sandisk Corp (a)	447	700,315
Seagate Technology Holdings PLC	3,472	2,876,135
Western Digital Corp	3,096	1,394,903
		68,563,465
TOTAL INFORMATION TECHNOLOGY		324,463,399
Materials - 1.6%
Chemicals - 1.0%
Albemarle Corp	6,118	825,746
CF Industries Holdings Inc	1,387	180,352
Corteva Inc	15,188	1,285,360
Dow Inc	10,326	315,150
Ecolab Inc	5,091	1,441,771
Linde PLC	6,927	3,391,321
LyondellBasell Industries NV Class A1	6,660	433,433
Sherwin-Williams Co/The	2,725	923,257
		8,796,390
Construction Materials - 0.2%
CRH PLC	8,075	761,391
Martin Marietta Materials Inc	1,798	932,623
		1,694,014
Containers & Packaging - 0.0%
Smurfit Westrock PLC	20,582	965,295
Metals & Mining - 0.4%
Newmont Corp	14,619	1,842,871
Nucor Corp	6,227	1,554,508
Uranium Royalty Corp	136,642	575,263
		3,972,642
TOTAL MATERIALS		15,428,341
Real Estate - 2.0%
Health Care REITs - 0.3%
Ventas Inc	30,827	2,810,498
Industrial REITs - 0.2%
Prologis Inc	11,859	1,659,311
Terreno Realty Corp	7,586	502,269
		2,161,580
Real Estate Management & Development - 0.3%
Compass Inc Class A (a)	14,122	149,128
CoStar Group Inc (a)	30,545	979,578
Jones Lang LaSalle Inc (a)	4,066	1,487,628
		2,616,334
Residential REITs - 0.2%
Camden Property Trust	12,442	1,316,364
Invitation Homes Inc	17,936	522,655
		1,839,019
Retail REITs - 0.2%
Federal Realty Investment Trust	4,850	562,745
Macerich Co/The	51,762	1,222,618
		1,785,363
Specialized REITs - 0.8%
American Tower Corp	9,024	1,585,517
Equinix Inc	2,801	2,931,863
Extra Space Storage Inc	10,253	1,446,698
VICI Properties Inc	22,863	586,436
		6,550,514
TOTAL REAL ESTATE		17,763,308
Utilities - 1.9%
Electric Utilities - 1.4%
Alliant Energy Corp	5,607	381,163
American Electric Power Co Inc	10,603	1,298,125
Constellation Energy Corp	5,193	1,426,881
Duke Energy Corp	13,275	1,591,805
Entergy Corp	9,281	986,663
Evergy Inc	6,277	508,563
NextEra Energy Inc	27,944	2,300,909
NRG Energy Inc	8,398	924,788
PG&E Corp	32,647	433,226
Pinnacle West Capital Corp	1,551	151,439
PPL Corp	15,144	516,865
Southern Co/The	5,774	508,112
Xcel Energy Inc	11,171	845,533
		11,874,072
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	7,638	1,049,232
Multi-Utilities - 0.4%
Ameren Corp	7,989	846,914
CenterPoint Energy Inc	18,564	735,134
Dominion Energy Inc	11,155	736,342
NiSource Inc	16,749	685,369
Sempra	12,291	1,004,175
		4,007,934
Water Utilities - 0.0%
American Water Works Co Inc	677	93,582
TOTAL UTILITIES		17,024,820
TOTAL UNITED STATES		865,069,483
TOTAL COMMON STOCKS (Cost $697,831,976)		900,265,064

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $9,772,978)	3.69	9,771,355	9,773,309

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $707,604,954)	910,038,373
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,321,992)
NET ASSETS - 100.0%	908,716,381

Legend

(a)	Non-income producing.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	9,422,578	59,847,481	59,497,020	85,451	(61)	331	9,773,309	9,771,355
	9,422,578	59,847,481	59,497,020	85,451	(61)	331	9,773,309

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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